Cover	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2024
Entity File Number	333-199108
Entity Registrant Name	SUMMIT NETWORKS INC.
Entity Central Index Key	0001619096
Entity Tax Identification Number	35-2511257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3010-8888 Odlin Cresent
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6X 3Z8
Country Region	+ 1
City Area Code	604
Local Phone Number	232-3968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true